Note 7 - Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2014
Note 7 - Property and Equipment (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2013	2014	2014

Data communications equipment	¥6,746,069	¥8,656,572	$84,061
Office and other equipment	2,130,160	3,375,846	32,782
Land	-	532,997	5,176
Buildings	668,631	1,615,081	15,683
Leasehold improvements	2,666,584	3,641,072	35,357
Capitalized software	18,465,716	21,006,728	203,988
Assets under capital leases, primarily data communications equipment	21,864,989	22,868,800	222,070
Total	52,542,149	61,697,096	599,117
Less accumulated depreciation and amortization	(29,516,394)	(34,725,611)	(337,207)

Property and equipment—net	¥23,025,755	¥26,971,485	$261,910

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Year Ending March 31	Thousands of Yen	Thousands of U.S. Dollars
2015	¥397,031	3,855
2016	388,014	3,768
2017	380,496	3,695
2018	365,460	3,549
2019	355,410	3,451

Software To Be Leased [Member]
Note 7 - Property and Equipment (Tables) [Line Items]
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Year Ending March 31	Thousands of Yen	Thousands of U.S. Dollars
2015	¥619,166	$6,013
2016	677,298	6,577
2017	526,416	5,112
2018	523,848	5,087
2019	185,607	1,802